Fixed Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost:
Fixed Assets, Gross	$ 352	$ 81
Less - accumulated depreciation	63	14
Fixed Assets, Net	289	67
Computers and Software [Member]
Cost:
Fixed Assets, Gross	201	28
Office furniture and equipment [Member]
Cost:
Fixed Assets, Gross	84	26
Leasehold improvements [Member]
Cost:
Fixed Assets, Gross	$ 67	$ 27